Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2016
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses on Financing and Loans and Leases Receivable [Table Text Block]
An analysis of the allowance for credit losses related to finance receivables and net investment in operating leases for the years ended December 31 was as follows (in millions):

	2015
	Finance Receivables			Net Investment in Operating Leases	Total Allowance
	Consumer	Non-Consumer	Total
Allowance for credit losses
Beginning balance	$305	$16	$321	$38	$359
Charge-offs	(333)	(3)	(336)	(123)	(459)
Recoveries	120	6	126	62	188
Provision for credit losses	276	(2)	274	73	347
Other (a)	(11)	(1)	(12)	(1)	(13)
Ending balance	$357	$16	$373	$49	$422

Analysis of ending balance of allowance for credit losses
Collective impairment allowance	$338	$12	$350	$49	$399
Specific impairment allowance	19	4	23	—	23
Ending balance	357	16	373	49	$422

Analysis of ending balance of finance receivables and net investment in operating leases
Collectively evaluated for impairment	59,574	37,113	96,687	25,128
Specifically evaluated for impairment	375	134	509	—
Recorded investment	59,949	37,247	97,196	25,128

Ending balance, net of allowance for credit losses	$59,592	$37,231	$96,823	$25,079
__________

(a)	Primarily represents amounts related to translation adjustments.

	2016
	Finance Receivables			Net Investment in Operating Leases	Total Allowance
	Consumer	Non-Consumer	Total
Allowance for credit losses
Beginning balance	$357	$16	$373	$49	$422
Charge-offs	(435)	(8)	(443)	(175)	(618)
Recoveries	116	6	122	81	203
Provision for credit losses	436	2	438	109	547
Other (a)	(5)	(1)	(6)	—	(6)
Ending balance	$469	$15	$484	$64	$548

Analysis of ending balance of allowance for credit losses
Collective impairment allowance	$450	$13	$463	$64	$527
Specific impairment allowance	19	2	21	—	21
Ending balance	469	15	484	64	$548

Analysis of ending balance of finance receivables and net investment in operating leases
Collectively evaluated for impairment	64,971	38,020	102,991	27,273
Specifically evaluated for impairment	367	107	474	—
Recorded investment	65,338	38,127	103,465	27,273

Ending balance, net of allowance for credit losses	$64,869	$38,112	$102,981	$27,209
__________

(a)	Primarily represents amounts related to translation adjustments.